Fair Value Measurements - Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets (note 10)	$ 4,226	$ 4,538
Advances to equity accounted investments	9,930	10,480
Long-term debt, including current portion	(963,247)	(941,661)
Reported Value Measurement | Equity accounted investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Advances to equity accounted investments	9,930	10,480
Reported Value Measurement | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion	(952,302)	(933,016)
Obligations related to capital leases, including current portion	(148,908)
Reported Value Measurement | Fair Value, Measurements, Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	75,710	94,907
Reported Value Measurement | Fair Value, Measurements, Recurring | Level 2 | Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	5,242	3,143
Reported Value Measurement | Fair Value, Measurements, Recurring | Level 3 | Time-charter Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets (note 10)	0	875
Reported Value Measurement | Fair Value, Measurements, Recurring | Level 3 | Warrant
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets (note 10)	0	287
Reported Value Measurement | Fair Value, Measurements, Non-recurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale	0	33,802
Fair Value Asset/(Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion	(946,105)	(923,306)
Obligations related to capital leases, including current portion	(147,401)
Fair Value Asset/(Liability) | Fair Value, Measurements, Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	75,710	94,907
Fair Value Asset/(Liability) | Fair Value, Measurements, Recurring | Level 2 | Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	5,242	3,143
Fair Value Asset/(Liability) | Fair Value, Measurements, Recurring | Level 3 | Time-charter Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets (note 10)	0	875
Fair Value Asset/(Liability) | Fair Value, Measurements, Recurring | Level 3 | Warrant
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets (note 10)	0	287
Fair Value Asset/(Liability) | Fair Value, Measurements, Non-recurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale	$ 0	$ 33,802